United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Six months ended 05/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2014
Ticker	FIBPX

Federated International Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2014, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Brazil	13.5%	0.7%
Russia	10.0%	0.7%
Mexico	6.9%	1.2%
Turkey	6.8%	0.7%
Japan	6.6%	7.2%
Italy	5.0%	—
United Kingdom	4.8%	4.7%
Spain	4.0%	—
Indonesia	2.9%	—
France	2.5%	—
Hungary	2.4%	1.3%
United Arab Emirates	2.4%	0.4%
Colombia	1.9%	—
China	1.8%	-0.9%
Argentina	1.5%	—
Peru	1.5%	—
Qatar	1.5%	—
Philippines	1.4%	—
Chile	1.0%	—
Germany	1.0%	—
Morocco	1.0%	—
South Africa	1.0%	0.6%
Canada	0.9%	0.9%
Venezuela	0.9%	—
Kazakhstan	0.8%	0.4%
Singapore	0.7%	0.7%
Nigeria	0.6%	1.0%
Austria	0.5%	—
Bahrain	0.5%	—
Denmark	0.5%	0.5%
India	0.5%	—
Israel	0.5%	—
Jamaica	0.5%	—
Sri Lanka	0.5%	—
Thailand	0.5%	—
Australia	0.4%	-4.4%
Guatemala	0.4%	—
Sweden	0.4%	0.4%
Angola	0.3%	—
Dominican Republic	0.3%	—
Hong Kong	0.3%	—
Iceland	0.3%	—
Pakistan	0.3%	—
Uruguay	0.3%	—
Armenia	0.2%	—
Bolivia	0.2%	—
Belize	0.1%	—
Costa Rica	0.1%	—
Croatia	0.1%	—
Semi-Annual Shareholder Report

Country	Country Exposure as a Percentage of Total Net Assets[2,3]	Currency Exposure as a Percentage of Total Net Assets[3,4]
Egypt	0.1%	—
El Salvador	0.1%	—
Gabon	0.1%	—
Georgia	0.1%	—
Romania	0.1%	—
Serbia	0.1%	—
Trinidad and Tobago	0.1%	—
Euro	—	11.3%
Norway	—	-0.6%
United States	—	66.9%
SUB-TOTAL	93.7%	93.7%
Cash Equivalents[5]	3.2%	3.2%
Derivative Contracts[6]	0.0%[7]	0.0%[7]
Other Assets and Liabilities—Net[8]	3.1%	3.1%
TOTAL	100.0%	100.0%
1	The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
4	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
7	Represents less than 0.1%.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—28.3%
		AUSTRALIAN DOLLAR—0.4%
		Sovereign—0.4%
47,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$46,804
		BRITISH POUND—4.7%
		Sovereign—4.7%
129,000		United Kingdom, Government of, 1.75%, 9/7/2022	205,255
172,500		United Kingdom, Government of, 4.75%, 3/7/2020	333,180
		TOTAL	538,435
		CANADIAN DOLLAR—0.9%
		Sovereign—0.9%
107,000		Canada, Government of, Bond, 4.00%, 6/1/2016	104,422
		DANISH KRONE—0.5%
		Sovereign—0.5%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	58,014
		EURO—13.0%
		Sovereign—13.0%
37,000	[1,2]	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	59,416
90,000		Bonos Y Oblig Del Estado, 3.25%, 4/30/2016	128,500
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	148,298
250,000		Buoni Poliennali Del Tes, 2.50%, 5/1/2019	353,944
36,000		Buoni Poliennali Del Tes, 3.50%, 12/1/2018	53,169
113,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	174,165
183,000		France, Government of, Bond, 3.50%, 4/25/2026	287,180
45,000		Germany, Government of, Bond, 3.25%, 7/4/2015	63,447
140,000		Spain, Government of, 3.80%, 1/31/2017	205,083
		TOTAL	1,473,202
		JAPANESE YEN—6.6%
		Sovereign—6.6%
20,750,000		Japan, Government of, 0.40%, 6/20/2015	204,514
20,400,000		Japan, Government of, 1.30%, 3/20/2021	213,723
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	329,882
		TOTAL	748,119
		MEXICAN PESO—0.5%
		Sovereign—0.5%
700,000		Mex Bonos Desarr Fix Rate, 6.50%, 6/10/2021	57,776
		NORWEGIAN KRONE—0.6%
		Banking—0.6%
390,000		KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	65,958
		SINGAPORE DOLLAR—0.7%
		Sovereign—0.7%
90,000		Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	75,952
		SWEDISH KRONA—0.4%
		Sovereign—0.4%
260,000		Sweden, Government of, 3.00%, 7/12/2016	40,837
		TOTAL BONDS (IDENTIFIED COST $3,257,031)	3,209,519
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		PURCHASED CALL OPTIONS—0.1%
215,000		Barclays AUD CALL/NZD PUT, Strike Price $1.10, Expiration Date 07/18/2014	$1,676
452,043		CITI EUR CALL/USD PUT, Strike Price $1.41, Expiration Date 07/31/14	372
434,090		CITI EUR PUT/USD CALL, Strike Price $1.35, Expiration Date 07/31/2014	3,058
563,735		JPM USD CALL/MXN PUT, Strike Price $12.90, Expiration Date 06/03/2014	451
831,845		Morgan Stanley USD CALL/ JPY PUT, Strike Price $102.50, Expiration Date 06/06/2014	835
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $10,438)	6,392
		INVESTMENT COMPANY—69.3%
221,025	[3]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $7,663,126)	7,873,123
		TOTAL INVESTMENTS—97.7% (IDENTIFIED COST $10,930,595)[4]	11,089,034
		OTHER ASSETS AND LIABILITIES - NET—2.3%[5]	264,454
		TOTAL NET ASSETS—100%	$11,353,488
At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/6/2014	190,000 Great British Pound	$321,763	$(3,300)
6/16/2014	300,000 Euro	42,634,800 Japanese Yen	$(6,485)
6/16/2014	42,374,100 Japanese Yen	300,000 Euro	$2,639
6/30/2014	290,000 Canadian Dollar	27,147,480 Japanese Yen	$(141)
6/30/2014	91,080 Euro	12,802,464 Japanese Yen	$(987)
6/30/2014	228,920 Euro	32,226,441 Japanese Yen	$(2,483)
6/30/2014	140,000 Euro	19,379,150 Japanese Yen	$(776)
6/30/2014	45,157,440 Japanese Yen	320,000 Euro	$1,517
6/30/2014	6,950,790 Japanese Yen	413,000 Norwegian Krone	$80
6/30/2014	19,687,500 Japanese Yen	140,000 Euro	$225
6/30/2014	20,616,400 Japanese Yen	$200,000	$2,557
6/30/2014	3,138,400 Japanese Yen	200,000 Swedish Krona	$(37)
6/30/2014	7,212,720 Japanese Yen	82,000 New Zealand Dollar	$(85)
6/30/2014	7,662,410 Japanese Yen	94,000 Singapore Dollar	$(90)
6/30/2014	14,392,148 Japanese Yen	164,000 New Zealand Dollar	$(170)
6/30/2014	45,977,265 Japanese Yen	$450,000	$1,728
6/30/2014	10,462,242 Japanese Yen	$102,000	$792
6/30/2014	3,698,828 Japanese Yen	$36,154	$187
6/30/2014	17,116,915 Japanese Yen	$167,308	$866
6/30/2014	3,738,176 Japanese Yen	$36,538	$189
6/30/2014	6,486,669 Japanese Yen	$63,616	$116
6/30/2014	8,273,985 Japanese Yen	$81,384	$(92)
6/30/2014	8,112,960 Japanese Yen	$80,000	$(290)
6/30/2014	29,523,740 Japanese Yen	$290,000	$72
6/30/2014	27,156,470 Japanese Yen	290,000 Canadian Dollar	$140
6/30/2014	82,000 New Zealand Dollar	7,186,029 Japanese Yen	$(1,296)
6/30/2014	110,000 New Zealand Dollar	$93,888	$(748)
6/30/2014	82,000 New Zealand Dollar	7,199,436 Japanese Yen	$(671)
6/30/2014	82,000 New Zealand Dollar	7,199,436 Japanese Yen	$(671)
6/30/2014	413,000 Norwegian Krone	7,033,905 Japanese Yen	$400
6/30/2014	94,000 Singapore Dollar	7,615,786 Japanese Yen	$(180)
Semi-Annual Shareholder Report

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
6/30/2014	200,000 Swedish Krona	3,113,320 Japanese Yen	$(669)
7/1/2014	24,127,877 Japanese Yen	174,706 Euro	$(107)
7/1/2014	495,000 Euro	68,513,693 Japanese Yen	$1,826
7/1/2014	24,129,623 Japanese Yen	174,706 Euro	$(107)
7/1/2014	20,105,109 Japanese Yen	145,588 Euro	$(89)
7/22/2014	59,040 New Zealand Dollar	53,750 Australian Dollar	$123
8/4/2014	95,000 Euro	$129,496	$(1)
8/27/2014	226,500 Brazilian Real	$98,744	$(136)
Contracts Sold:
6/6/2014	114,000 Great British Pound	$ 193,073	$1,996
6/6/2014	76,000 Great British Pound	$ 128,872	$1,487
6/16/2014	42,634,800 Japanese Yen	300,000 Euro	$(3,430)
6/16/2014	300,000 Euro	42,374,100 Japanese Yen	$4,715
6/30/2014	27,147,480 Japanese Yen	290,000 Canadian Dollar	$676
6/30/2014	20,418,000 Japanese Yen	$ 200,000	$(607)
6/30/2014	9,651,715 Japanese Yen	$ 95,000	$172
6/30/2014	44,423,070 Japanese Yen	$ 435,000	$(1,458)
6/30/2014	9,599,468 Japanese Yen	$ 94,000	$(315)
6/30/2014	110,000 New Zealand Dollar	$ 94,090	$949
6/30/2014	31,803,282 Japanese Yen	$ 313,000	$532
6/30/2014	8,122,656 Japanese Yen	$ 80,000	$195
6/30/2014	9,645,671 Japanese Yen	$ 95,000	$231
6/30/2014	9,661,627 Japanese Yen	$ 95,000	$74
6/30/2014	12,802,464 Japanese Yen	91,080 Euro	$(647)
6/30/2014	32,226,441 Japanese Yen	228,920 Euro	$(2,106)
6/30/2014	19,379,150 Japanese Yen	140,000 Euro	$1,207
6/30/2014	320,000 Euro	45,157,440 Japanese Yen	$5,968
6/30/2014	413,000 Norwegian Krone	6,950,790 Japanese Yen	$(794)
6/30/2014	140,000 Euro	19,687,500 Japanese Yen	$2,373
6/30/2014	200,000 Swedish Krona	3,138,400 Japanese Yen	$1,002
6/30/2014	82,000 New Zealand Dollar	7,212,720 Japanese Yen	$1,518
6/30/2014	94,000 Singapore Dollar	7,662,410 Japanese Yen	$431
6/30/2014	164,000 New Zealand Dollar	14,392,148 Japanese Yen	$2,709
6/30/2014	290,000 Canadian Dollar	27,156,470 Japanese Yen	$(586)
6/30/2014	7,186,029 Japanese Yen	82,000 New Zealand Dollar	$126
6/30/2014	7,199,436 Japanese Yen	82,000 New Zealand Dollar	$(631)
6/30/2014	7,199,436 Japanese Yen	82,000 New Zealand Dollar	$(631)
6/30/2014	7,033,905 Japanese Yen	413,000 Norwegian Krone	$(503)
6/30/2014	7,615,786 Japanese Yen	94,000 Singapore Dollar	$297
6/30/2014	3,113,320 Japanese Yen	200,000 Swedish Krona	$(50)
7/1/2014	68,513,693 Japanese Yen	495,000 Euro	$(252)
7/1/2014	145,588 Euro	20,105,109 Japanese Yen	$(826)
7/1/2014	174,706 Euro	24,129,623 Japanese Yen	$(956)
7/1/2014	174,706 Euro	24,127,877 Japanese Yen	$(974)
7/22/2014	53,750 Australian Dollar	59,040 New Zealand Dollar	$(60)
8/27/2014	226,500 Brazilian Real	$ 100,000	$1,391
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$7,069
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
Semi-Annual Shareholder Report

1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2014, this liquid restricted security amounted to $59,416, which represented 0.5% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, this liquid restricted security amounted to $59,416, which represented 0.5% of total net assets.
3	Affiliated holding.
4	The cost of investments for federal tax purposes amounts to $11,012,724.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$3,209,519	$—	$3,209,519
Purchased Call Options	6,392	—	—	6,392
Investment Company[1]	7,873,123	—	—	7,873,123
TOTAL SECURITIES	$7,879,515	$3,209,519	$—	$11,089,034
OTHER FINANCIAL INSTRUMENTS[2]		$$7,069	$—	$7,069
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
EMTN	—Euro Medium Term Note
EUR	—Euro
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
USD	—US Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 05/31/2014	Year Ended November 30,				Period Ended 11/30/2009[1]
		2013	2012	2011	2010
Net Asset Value Beginning of Period	$14.96	$16.51	$15.67	$15.00	$14.56	$10.00
Income from Investment Operations:
Net investment income[2]	0.26	0.59	0.63	0.67	0.86	0.93
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.61	(1.37)	1.14	0.57	0.26	3.65
TOTAL FROM INVESTMENT OPERATIONS	0.87	(0.78)	1.77	1.24	1.12	4.58
Less Distributions:
Distributions from net investment income	(0.58)	(0.62)	(0.85)	(0.48)	(0.48)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.15)	(0.08)	(0.09)	(0.20)	—
TOTAL DISTRIBUTIONS	(0.58)	(0.77)	(0.93)	(0.57)	(0.68)	(0.02)
Net Asset Value, end of period	$15.25	$14.96	$16.51	$15.67	$15.00	$14.56
Total Return[3]	6.05%	(5.00)%	11.95%	8.56%	8.11%	45.94%
Ratios to Average Net Assets:
Net expenses[4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%[5]
Net investment income	4.05%[5]	3.93%	4.04%	4.38%	5.97%	7.50%[5]
Expense waiver/reimbursement[6]	2.59%[5]	3.21%	6.55%	8.23%	10.50%	62.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,353	$6,936	$6,570	$4,314	$4,501	$1,369
Portfolio turnover	7%	19%	20%	37%	24%	62%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investments in securities at value including $7,873,123 of investment in an affiliated holding (Note 5) (identified cost $10,930,595)		$11,089,034
Cash		288,086
Unrealized appreciation on foreign exchange contracts		41,506
Receivable for shares sold		25,005
Income receivable		23,111
TOTAL ASSETS		11,466,742
Liabilities:
Bank overdraft	$10,777
Unrealized depreciation on foreign exchange contracts	34,437
Payable for portfolio accounting fees	48,721
Payable for auditing fees	12,722
Payable to adviser (Note 5)	645
Payable for Directors'/Trustees' fees (Note 5)	97
Accrued expenses (Note 5)	5,855
TOTAL LIABILITIES		113,254
Net assets for 744,706 shares outstanding		$11,353,488
Net Assets Consists of:
Paid-in capital		$11,129,514
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		134,089
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(46,934)
Undistributed net investment income		136,819
TOTAL NET ASSETS		$11,353,488
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,353,488 ÷ 744,706 shares outstanding, no par value, unlimited shares authorized		$15.25
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Investment income allocated from affiliated partnership (Note 5)		$132,775
Interest		31,917
TOTAL INCOME		164,692
Expenses:
Administrative fee (Note 5)	$3,173
Custodian fees	3,842
Transfer agent fee	1,222
Directors'/Trustees' fees (Note 5)	761
Auditing fees	14,022
Legal fees	4,464
Portfolio accounting fees	58,293
Share registration costs	11,002
Printing and postage	5,982
Miscellaneous (Note 5)	2,532
TOTAL EXPENSES	105,293
Reimbursement (Note 5):
Reimbursement of other operating expenses	(105,293)
Net expenses		—
Net investment income		164,692
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		33,370
Net realized loss on futures contracts		(6,208)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)		62,328
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		260,280
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		349,770
Change in net assets resulting from operations		$514,462
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$164,692	$259,656
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts and foreign currency transactions	89,490	(48,337)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	260,280	(531,395)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	514,462	(320,076)
Distributions to Shareholders:
Distributions from net investment income	(273,624)	(247,720)
Distributions from net realized gain on investments and foreign currency transactions	—	(59,365)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(307,085)
Share Transactions:
Proceeds from sale of shares	4,932,648	1,818,370
Net asset value of shares issued to shareholders in payment of distributions declared	1,772	—
Cost of shares redeemed	(757,517)	(825,291)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,176,903	993,079
Change in net assets	4,417,741	365,918
Net Assets:
Beginning of period	6,935,747	6,569,829
End of period (including undistributed net investment income of $136,819 and $245,751, respectively)	$11,353,488	$6,935,747
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve a total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records its daily proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, though a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $352,446 and $157,239, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At May 31, 2014, the Fund had no outstanding futures contracts.
The average notional value of futures contracts held by the Fund throughout the fiscal period was $0. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase return and manage market risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/ purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average notional amount of purchased options held by the Fund throughout the period was $6,934. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$41,506	Unrealized depreciation on foreign exchange contracts	$34,437
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Option Contracts	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(10,617)	$(2,781)	$(13,398)
Interest rate contracts	(6,208)	—	—	(6,208)
Total	$(6,208)	$(10,617)	$(2,781)	$(19,606)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$16,975
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2014	Year Ended 11/30/2013
Shares sold	332,985	120,135
Shares issued to shareholders in payment of distributions declared	124	—
Shares redeemed	(51,937)	(54,611)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	281,172	65,524
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $11,012,724. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investment in securities; and b) foreign currency commitments was $76,310. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $316,422 and net unrealized depreciation from investments for those securities having an excess of cost over value of $240,112.
At November 30, 2013, the Fund had a capital loss carryforward of $89,899 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$56,420	$33,479	$89,899
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended May 31, 2014 the Adviser reimbursed $105,293 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. Fees paid to FAS by the Fund were reimbursed by the Adviser.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended May 31, 2014, were as follows:
Emerging Markets Fixed Income Core Fund
Balance of Shares Held 11/30/2013	114,604
Purchases/Additions	113,472
Sales/Reductions	7,051
Balance of Shares Held 5/31/2014	221,025
Value	$7,873,123
Income Allocated	$132,775
Additionally, as reflected above in Note 2 under Investment Income, Gains and Losses, Expenses and Distributions, the Fund invests in EMCORE, a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is managed by Federated Investment Counseling, an affiliate of the Adviser. Core Trust II is a limited partnership registered under the Act, available only to registered investment companies and other institutional investors. The primary investment objective of EMCORE is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. It pursues these objectives by investing primarily in a portfolio of emerging market fixed-income securities. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from Core Trust II. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the Edgar Database on the SEC's website or upon request from the Fund.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014 were as follows:
Purchases	$ 4,388,011
Sales	$ 592,072
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,060.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.93	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). Federated Investment Management Company, the Adviser, has contractually agreed to reimburse all operating expenses excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated International Bond Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund both in absolute terms and relative to similar and/or competing funds with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in
Semi-Annual Shareholder Report

the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry, the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, and outperformed its benchmark index for the three-year period, and outperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated International Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P308
40809 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014